Organization and Basis of Presentation - Business Combination Transaction (Details) - $ / shares	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Recapitalization
Common stock, shares authorized	340,000,000	340,000,000	340,000,000	340,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preference shares, shares authorized	10,000,000		10,000,000	10,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock
Business Combination and Recapitalization
Common stock, shares authorized		350,000,000
Maximum
Business Combination and Recapitalization
Common stock, shares authorized	340,000,000
HSAC2
Business Combination and Recapitalization
Common stock, shares authorized		340,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Preference shares, shares authorized		10,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001